Organization and Summary of Significant Accounting Policies (Details 10) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	$ 194,567	$ 172,717
Property, plant and equipment, net	71,126	55,781
MEXICO
Gross and net book value of property plant and equipment
Property, plant and equipment, gross	87,876	77,445
Property, plant and equipment, net	$ 38,138	$ 29,804